ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10.                               ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2012	2013

Accrued employee payroll and welfare benefits	14,459	22,027
Payable for purchase of property and equipment	2,393	1,888
Accrued rental expenses	3,344	3,442
Business taxes and other tax payable	1,970	2,414
Individual income taxes withheld	513	579
Payable to other service providers and suppliers	1,400	3,531
Other	1,078	1,394
	25,157	35,275